Income taxes (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating loss and Tax credit carryforwards
Valuation allowance for deferred tax assets	$ (816)	$ (741)
Deferred tax assets, operating loss and tax credit carryforwards	189
U.S foreign tax credit carryforwards	307
U.S. state taxing jurisdictions
Operating loss and Tax credit carryforwards
Valuation allowance for deferred tax assets	(164)
U.S. state taxing jurisdictions | 2016-2035
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	557
U.S. state taxing jurisdictions | Over the next five to fifteen years
Operating loss and Tax credit carryforwards
Tax credit carryforwards	$ 145
State tax credit carryforward expiration date, minimum	5 years
State tax credit carryforwards expiration date, maximum	15 years
Non-U.S. taxing jurisdictions
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	$ 2,637
Valuation allowance for deferred tax assets	(652)
Non-U.S. taxing jurisdictions | Expiring in 2016
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	1
Non-U.S. taxing jurisdictions | Expiring in 2017
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	3
Non-U.S. taxing jurisdictions | Expiring in 2018
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	84
Non-U.S. taxing jurisdictions | Expire between 2019-2021
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	547
Non-U.S. taxing jurisdictions | Expire between 2022-2036
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	222
Non-U.S. taxing jurisdictions | Unlimited
Operating loss and Tax credit carryforwards
Net operating loss carryforwards	$ 1,780